Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 59.6%

Communication Services - 7.6%
Entertainment - 3.2%
Activision Blizzard, Inc.[2]	72,790	$6,014,638
Electronic Arts, Inc.*2	32,680	4,628,142
Nexon Co. Ltd. (Japan)	236,300	6,070,975
Sea Ltd. - ADR (Taiwan)*	2,115	258,453
		16,972,208
Interactive Media & Services - 3.2%
Alphabet, Inc. - Class A*2	3,595	5,349,180
Auto Trader Group plc (United Kingdom)[3]	31,020	216,691
Facebook, Inc. - Class A*	22,610	5,735,479
Tencent Holdings Ltd. - Class H (China)	86,645	5,943,693
		17,245,043
Media - 1.2%
Charter Communications, Inc. - Class A*	9,505	5,512,900
Comcast Corp. - Class A	3,874	165,807
Quebecor, Inc. - Class B (Canada)	18,340	418,433
		6,097,140
Total Communication Services		40,314,391
Consumer Discretionary - 8.7%
Distributors - 0.0%##
Genuine Parts Co.	444	40,027
Hotels, Restaurants & Leisure - 1.3%
Aristocrat Leisure Ltd. (Australia)	5,410	101,435
Compass Group plc - ADR (United
Kingdom)	182,490	2,527,578
Compass Group plc (United Kingdom)	1,805	24,835
Hilton Worldwide Holdings, Inc.	36,096	2,709,005
InterContinental Hotels Group plc - ADR
(United Kingdom)	16,249	757,691
InterContinental Hotels Group plc
(United Kingdom)	2,905	133,808
Restaurant Brands International, Inc.
(Canada)	7,330	414,292
Wyndham Hotels & Resorts, Inc.	3,172	140,075
		6,808,719
Household Durables - 0.4%
Garmin Ltd.	359	35,394
Nikon Corp. (Japan)	305,700	2,137,279
Sony Corp. (Japan)	2,900	225,315
		2,397,988
Internet & Direct Marketing Retail - 5.2%
Alibaba Group Holding Ltd. - ADR
(China)*	26,545	6,663,326
Amazon.com, Inc.*	3,070	9,715,567
Booking Holdings, Inc.*	1,615	2,684,340
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Expedia Group, Inc.	105,690	$8,561,947
		27,625,180
Multiline Retail - 0.5%
Dollar Tree, Inc.*	30,720	2,867,712
Specialty Retail - 0.1%
Best Buy Co., Inc.	644	64,136
The Home Depot, Inc.	1,235	327,880
Industria de Diseno Textil S.A. (Spain)	12,595	333,742
		725,758
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG (Germany)*	11,295	3,114,912
lululemon athletica, Inc.	9,299	3,027,662
VF Corp.	887	53,539
		6,196,113
Total Consumer Discretionary		46,661,497
Consumer Staples - 7 4%
Beverages - 2.8%
Ambev S.A. - ADR (Brazil)	59,713	160,031
Anheuser-Busch InBev S.A./N.V.
(Belgium)	61,259	3,326,567
The Coca-Cola Co.	137,530	6,496,917
Constellation Brands, Inc. - Class A	283	50,431
Diageo plc (United Kingdom)	63,801	2,334,526
PepsiCo, Inc.	17,610	2,424,193
		14 792 665
Food & Staples Retailing - 0.6%
The Kroger Co.	1,734	60,326
Sysco Corp.	48,092	2,541,662
Walmart, Inc.	2,545	329,323
		2,931,311
Food Products - 2.3%
Archer-Daniels-Midland Co. .	1,159	49,640
Conagra Brands, Inc.	1,232	46,138
Danone S.A. (France)	6,753	452,002
General Mills, Inc.	1,397	88,388
The Hershey Co.	436	63,399
Hormel Foods Corp.	847	43,078
The J.M. Smucker Co.	320	34,992
Mondelez International, Inc. - Class A	94,440	5,240,476
Nestle S.A. (Switzerland)	50,726	6,032,425
Tyson Foods, Inc. - Class A	750	46,088
		12,096,626
Household Products - 0.0%##
Colgate-Palmolive Co.	1,572	121,358

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Kimberly-Clark Corp.	598	$90,920
		212,278
Personal Products - 1.7%
Beiersdorf AG (Germany)	2,625	313,440
Unilever plc - ADR (United Kingdom)	146,853	8,881,670
		9,195,110
Total Consumer Staples		39,227,990
Energy - 5.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co	2,403	37,223
Schlumberger Ltd.	96,496	1,750,437
		1,787,660
Oil, Gas & Consumable Fuels - 5.6%
BP plc - ADR (United Kingdom)	4,035	88,931
Cabot Oil & Gas Corp.	408,260	7,634,462
Cameco Corp. (Canada)	36,616	372,019
Chevron Corp.	10,925	917,045
Concho Resources, Inc.	65,295	3,430,599
ConocoPhillips	48,246	1,803,918
EOG Resources, Inc.	60,516	2,835,175
EQT Corp.	187,120	2,716,982
Exxon Mobil Corp.	45,430	1,911,694
Marathon Petroleum Corp.	1,455	55,581
Pioneer Natural Resources Co.	40,420	3,917,506
Royal Dutch Shell plc - Class B - ADR
(Netherlands)	31,600	894,280
TOTAL SE - ADR (France)	67,905	2,557,302
Tourmaline Oil Corp. (Canada)	38,915	395,702
Valero Energy Corp.	862	48,470
		29,579,666
Total Energy		31,367,326
Financials - 4.7%
Banks - 0.4%
Bank of America Corp.	8,506	211,629
The Bank of N.T. Butterfield & Son Ltd.
(Bermuda)	7,465	194,314
Citigroup, Inc.	2,556	127,826
Fifth Third Bancorp	1,623	32,233
FinecoBank Banca Fineco S.p.A. (Italy)*	43,120	628,595
JPMorgan Chase & Co.	2,811	271,655
The PNC Financial Services Group, Inc.	548	58,455
Regions Financial Corp.	2,422	26,303
Truist Financial Corp.	2,355	88,218
U.S. Bancorp	2,455	90,442
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Wells Fargo & Co.	5,244	$127,220
		1,856,890
Capital Markets - 2.5%
Cboe Global Markets, Inc.	39,790	3,489,583
CME Group, Inc.	15,520	2,579,114
Deutsche Boerse AG (Germany)	2,850	518,541
Intercontinental Exchange, Inc.	26,310	2,546,282
Moody's Corp.	8,220	2,312,286
		13,514,032
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*	26,140	5,117,689
Insurance - 0.8%
Admiral Group plc (United Kingdom)	22,295	695,265
The Allstate Corp.	571	53,897
Chubb Ltd.	682	86,778
Cincinnati Financial Corp.	318	24,782
The Hartford Financial Services Group, Inc.	833	35,252
The Travelers Companies, Inc.	461	52,748
W. R. Berkley Corp.	55,210	3,409,217
		4,357,939
Total Financials		24,846,550
Health Care - 6.8%
Biotechnology - 0.9%
AbbVie, Inc.	2,126	201,779
BioMarin Pharmaceutical, Inc.	21,655	2,594,485
Gilead Sciences, Inc.	2,033	141,354
Incyte Corp.	18,380	1,815,209
		4,752,827
Health Care Equipment & Supplies - 2.2%
Alcon, Inc. (Switzerland)*	124,066	7,441,479
Getinge AB - Class B (Sweden)	14,160	342,029
Medtronic plc	35,448	3,420,023
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)	200,000	509,316
		11,712,847
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	361	45,872
Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)	3,455	397,461
Thermo Fisher Scientific, Inc.	7,150	2,959,742
		3,357,203
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	2,933	172,050

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	857	$128,799
Johnson & Johnson[2]	52,448	7,644,820
Merck & Co., Inc.	3,049	244,652
Novartis AG - ADR (Switzerland)	90,430	7,427,920
Perrigo Co. plc	5,830	309,107
Pfizer, Inc.	6,813	262,164
		16,189,512
Total Health Care		36,058,261
Industrials - 2.4%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,945	142,367
General Dynamics Corp.	473	69,408
Lockheed Martin Corp.	415	157,272
Raytheon Technologies Corp.	2,098	118,915
		487,962
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	434	40,674
Airlines - 0.8%
Ryanair Holdings plc - ADR (Ireland)*	59,841	4,488,075
Building Products - 0.0%##
Johnson Controls International plc	1,833	70,534
Trane Technologies plc	417	46,649
		117,183
Commercial Services & Supplies - 0.6%
Bingo Industries Ltd. (Australia)	115,050	158,073
Copart, Inc.*	29,160	2,719,170
Waste Management, Inc.	783	85,817
		2,963,060

Electrical Equipment - 0.0%##
Eaton Corp. plc	835	77,764
Emerson Electric Co.	1,300	80,613
Rockwell Automation, Inc.	251	54,753
		213,130
Industrial Conglomerates - 0.1%
3M Co.	857	128,953
Honeywell International, Inc.	998	149,071
		278,024
Machinery - 0.1%
Caterpillar, Inc.	888	117,998
Cummins, Inc.	350	67,641
Dover Corp.	286	29,438
Illinois Tool Works, Inc.	572	105,814
Parker-Hannifin Corp.	247	44,193
Stanley Black & Decker, Inc.	303	46,456
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
The Weir Group plc (United Kingdom)	15,085	$234,564
		646,104
Professional Services - 0.5%
Insperity, Inc.	42,480	2,840,213
Road & Rail - 0.0%##
Norfolk Southern Corp.	352	67,658
Union Pacific Corp.	948	164,336
		231,994
Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	5,485	338,497
Fastenal Co.	1,416	66,609
W. W. Grainger, Inc.	101	34,494
		439,600
Transportation Infrastructure - 0 1%
Grupo Aeroportuario del Centro Norte
S.A.B. de C.V. (Mexico)*	26,800	111,812
Grupo Aeroportuario del Pacifico S.A.B.
de C.V. - ADR (Mexico)	1,695	113,718
Grupo Aeroportuario del Sureste S.A.B.
de C.V. - ADR (Mexico)	1,070	106,818
		332,348
Total Industrials		13,078,367
Information Technology - 9.8%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	4,921	231,779
IT Services - 5.7%
Accenture plc - Class A	2,330	523,737
Adyen N.V. (Netherlands)*3	90	150,224
Automatic Data Processing, Inc.	513	68,183
International Business Machines Corp.	1,240	152,446
Keywords Studios plc (Ireland)	4,091	101,855
Mastercard, Inc. - Class A	37,200	11,477,316
PayPal Holdings, Inc.*	31,100	6,097,777
StoneCo Ltd. - Class A (Brazil)*	3,330	158,874
Switch Inc. - Class A	6,293	113,211
TravelSky Technology Ltd. - Class H
(China)	162,000	311,605
Visa, Inc. - Class A	59,730	11,372,592
		30,527,820
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	536	61,560
Intel Corp.	4,556	217,458
KLA Corp.	350	69,940
Micron Technology, Inc.*	150,000	7,508,250
QUALCOMM, Inc.	1,242	131,168

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	320	$46,585
Texas Instruments, Inc.	1,325	169,004
Xilinx, Inc.	438	47,019
		8,250,984
Software - 2.5%
Microsoft Corp.	28,770	5,898,138
Oracle Corp.	2,644	146,610
salesforce.com, Inc.*	23,115	4,503,958
ServiceNow, Inc.*	6,290	2,762,568
		13,311,274
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	600	26,580
Total Information Technology		52,348,437
Materials - 2.3%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	3,050	287,385
FMC Corp.	24,950	2,645,948
International Flavors & Fragrances, Inc.	212	26,701
Linde plc (United Kingdom)	551	135,056
LyondellBasell Industries N.V. - Class A	830	51,892
PPG Industries, Inc.	405	43,598
		3,190,580
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	6,185	1,281,408
Vulcan Materials Co.	21,920	2,573,847
		3,855,255
Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	374,760	5,224,154
Metals & Mining - 0.0%##
Lundin Mining Corp. (Chile)	32,380	181,306
Nucor Corp.	856	35,909
		217,215
Total Materials		12,487,204
Real Estate - 4.0%
Equity Real Estate Investment Trusts (REITS) - 4.0%
Agree Realty Corp.	2,097	140,436
Alexandria Real Estate Equities, Inc.	741	131,565
American Campus Communities, Inc.	5,054	180,125
American Homes 4 Rent - Class A	10,795	313,055
American Tower Corp.[2]	12,830	3,353,634
Americold Realty Trust	6,801	274,420
Apartment Investment & Management
Co. - Class A	4,307	167,198
AvalonBay Communities, Inc.	1,500	229,680
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Brandywine Realty Trust	9,755	$105,647
Camden Property Trust	2,820	256,084
Community Healthcare Trust, Inc.	3,340	152,738
CoreSite Realty Corp.	571	73,688
Cousins Properties, Inc.	8,299	254,945
Crown Castle International Corp.	1,703	283,890
Digital Realty Trust, Inc.	3,021	484,991
Douglas Emmett, Inc.	5,225	152,256
Duke Realty Corp.	5,639	226,631
EastGroup Properties, Inc.	673	89,280
Equinix, Inc.	7,419	5,827,476
Equity LifeStyle Properties, Inc.	4,333	296,031
Equity Residential	2,380	127,639
Essex Property Trust, Inc.	287	63,352
Extra Space Storage, Inc.	728	75,232
First Industrial Realty Trust, Inc.	4,532	199,045
Getty Realty Corp.	4,464	132,268
Healthcare Realty Trust, Inc.	2,420	70,906
Healthcare Trust of America, Inc. - Class A	4,257	117,536
Healthpeak Properties, Inc.	8,106	221,213
Hibernia REIT plc (Ireland)	69,204	92,606
Host Hotels & Resorts, Inc.	6,743	72,690
Invitation Homes, Inc.	11,853	353,456
Jernigan Capital, Inc.	6,846	95,912
Kilroy Realty Corp.	3,678	214,317
Lamar Advertising Co. - Class A	1,053	69,214
Life Storage, Inc.	641	62,901
Mid-America Apartment Communities,
Inc.	1,989	237,069
Physicians Realty Trust	4,506	81,288
Prologis, Inc.	9,237	973,765
Public Storage	1,407	281,231
Realty Income Corp.	1,553	93,258
Regency Centers Corp.	1,102	45,215
Rexford Industrial Realty, Inc.	4,828	226,578
SBA Communications Corp.	10,830	3,373,978
STAG Industrial, Inc.	3,275	106,765
Sun Communities, Inc.	2,792	418,605
Terreno Realty Corp.	2,408	146,310
UDR, Inc.	2,225	80,545
Urban Edge Properties	6,689	70,101
Welltower, Inc.	3,316	177,605
Total Real Estate		21,274,370
TOTAL COMMON STOCKS
(Identified Cost $262,442,127)		317,664,393

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS - 12.4%

Non-Convertible Corporate Bonds- 12.4%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc., 4.25%, 3/1/2027	770,000	$901,600
Verizon Communications, Inc., 5.25%,
3/16/2037	2,720,000	3,837,889
		4,739,489
Entertainment - 0.2%
The Walt Disney Co., 2.20%, 1/13/2028	810,000	856,357
Interactive Media & Services - 0.4%
MDC Partners, Inc., 6.50%, 5/1/2024[3]	110,000	104,225
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[3]	1,910,000	2,224,767
		2,328,992
Media - 1.0%
Comcast Corp., 3 25% 11/1/2039	1 910 000	2 250 916
Discovery Communications LLC, 5.20%,
9/20/2047	2,230,000	2,845,885
Townsquare Media, Inc., 6.50%,
4/1/2023[3]	150,000	134,250
		5,231,051
Total Communication Services		13,155,889
Consumer Discretionary - 2.2%
Auto Components - 0.0%##
American Axle & Manufacturing, Inc.,
6.875%, 7/1/2028	100,000	102,000
Techniplas LLC, 10.00%, 5/1/2020[4,5]	65,000	14,462
		116,462
Automobiles - 0.3%
Ford Motor Co., 9.625%, 4/22/2030	270,000	355,725
Volkswagen Group of America Finance
LLC (Germany), 3.35%, 5/13/2025[3]	1,250,000	1,364,198
		1,719,923
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[3]	110,000	107,910
LGI Homes, Inc., 6.875%, 7/15/2026[3]	150,000	159,750
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	150,000	161,657
		429,317
Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd. (China),
3.40%, 12/6/2027	2,750,000	3,124,990
Booking Holdings, Inc., 3.60%, 6/1/2026	3,250,000	3,660,857
Expedia Group, Inc., 6.25%, 5/1/2025[3]	970,000	1,060,125
Photo Holdings Merger Sub, Inc., 8.50%,
10/1/2026[3]	130,000	120,315
		7,966,287
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.3%
The TJX Companies, Inc., 4.50%,
4/15/2050	1,030,000	$1,418,392
Textiles, Apparel & Luxury Goods - 0.0%##
G-III Apparel Group Ltd., 7.875%,
8/15/2025[3]	160,000	161,352

Total Consumer Discretionary		11,811,733

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance
Corp., 8.625%, 10/15/2026[3]	160,000	173,200

Energy - 2.1%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%,
2/1/2028	145,000	91,676
Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP - Antero
Midstream Finance Corp.
5.75%, 3/1/2027[3]	170,000	148,492
5.75%, 1/15/2028[3]	105,000	89,523
Bruin E&P Partners LLC, 8.875%,
8/1/2023[4,6]	510,000	255
Calumet Specialty Products Partners
LP - Calumet Finance Corp., 11.00%,
4/15/2025[3]	105,000	101,588
Cenovus Energy, Inc.
(Canada), 5.375%, 7/15/2025	60,000	60,010
(Canada), 6.75%, 11/15/2039	100,000	104,337
CNX Midstream Partners LP - CNX
Midstream Finance Corp., 6.50%,
3/15/2026[3]	115,000	112,240
DCP Midstream Operating LP, 8.125%,
8/16/2030	50,000	58,409
Energy Transfer Operating LP, 6.50%,
2/1/2042	2,140,000	2,349,349
EQT Corp., 8.75%, 2/1/2030[7]	100,000	115,780
Genesis Energy LP - Genesis Energy
Finance Corp., 7.75%, 2/1/2028	105,000	101,263
HollyFrontier Corp., 5.875%, 4/1/2026	145,000	159,115
Indigo Natural Resources LLC, 6.875%,
2/15/2026[3]	110,000	106,006
Jonah Energy LLC - Jonah Energy
Finance Corp., 7.25%, 10/15/2025[8]	105,000	12,369
Kinder Morgan Energy Partners LP,
6.95%, 1/15/2038	1,650,000	2,297,146
Laredo Petroleum, Inc., 10.125%,
1/15/2028	75,000	53,250
Lonestar Resources America, Inc.,
11.25%, 1/1/2023[9]	165,000	21,038

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/2026[3]	105,000	$61,162
NGL Energy Partners LP - NGL Energy
Finance Corp., 7.50%, 11/1/2023	100,000	79,000
Occidental Petroleum Corp., 8.875%,
7/15/2030	100,000	112,500
PBF Holding Co. LLC - PBF Finance
Corp., 6.00%, 2/15/2028[3]	85,000	68,144
PDC Energy, Inc., 5.75%, 5/15/2026	95,000	95,210
Sabine Pass Liquefaction LLC, 5.875%,
6/30/2026	2,370,000	2,856,073
The Williams Companies, Inc., 3.75%,
6/15/2027	1,720,000	1,885,628
Whiting Petroleum Corp., 5.75%,
3/15/2021[4]	525,000	89,250
WPX Energy, Inc., 5.875%, 6/15/2028	50,000	51,219
		11,188,356
Total Energy		11,280,032

Financials - 1.5%
Banks - 1.2%
Bank of America Corp., 4.00%,
1/22/2025	1,190,000	1,330,885
Citigroup, Inc., 4.45%, 9/29/2027	1,900,000	2,211,973
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/2025[3]	190,000	207,608
JP Morgan Chase & Co., (U.S. Secured
Overnight Financing Rate + 2.515%),
2.956%, 5/13/2031[10]	2,140,000	2,330,863
Lloyds Bank plc (United Kingdom),
(3 mo. LIBOR US + 11.756%),
12.00%[3,10,11]	100,000	116,338
		6,197,667
Capital Markets - 0.1%
Advisor Group Holdings, Inc., 10.75%,
8/1/2027[3]	104,000	105,560
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/2024	175,000	176,750
Oaktree Specialty Lending Corp., 3.50%,
2/25/2025	90,000	90,008
StoneX Group, Inc., 8.625%, 6/15/2025[3]	225,000	241,031
		613,349
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	140,000	146,388
OneMain Finance Corp., 7.125%,
3/15/2026	110,000	128,956
SLM Corp., 5.125%, 4/5/2022	165,000	168,300
		443,644
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%,
8/15/2023[3]	85,000	$74,782
VistaJet Malta Finance plc - XO
Management Holding, Inc.
(Switzerland), 10.50%, 6/1/2024[3]	105,000	94,500
		169,282
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP -
Ladder Capital Finance Corp., 5.25%,
10/1/2025[3]	155,000	142,600
Starwood Property Trust, Inc.
3.625%, 2/1/2021	75,000	74,062
4.75%, 3/15/2025	160,000	154,000
		370,662
Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	220,000	213,209

Total Financials		8,007,813

Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[3]	160,000	166,744
Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	1,540,000	1,802,499
Total Health Care		1,969,243

Industrials - 1.9%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%,
5/1/2025	155,000	176,027
Airlines - 0.4%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[3]	180,000	186,446
Southwest Airlines Co., 5.25%, 5/4/2025	1,710,000	1,821,769
		2,008,215
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower
LLC - Prime Finance, Inc., 6.25%,
1/15/2028[3]	160,000	166,800
Construction & Engineering - 0.1%
HC2 Holdings, Inc., 11.50%, 12/1/2021[3]	35,000	32,988
Picasso Finance Sub, Inc., 6.125%,
6/15/2025[3]	145,000	154,063
Tutor Perini Corp., 6.875%, 5/1/2025[3]	260,000	259,308
		446,359

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 0.3%
General Electric Co., (3 mo. LIBOR US +
3.330%), 5.00%[10,11]	1,980,000	$1,569,150
Machinery - 0.0%##
Hillenbrand, Inc., 4.50%, 9/15/2026[7]	155,000	166,625
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%,
7/2/2025[12]	235,000	235,000
Navios South American Logistics, Inc.
- Navios Logistics Finance US, Inc.
(Uruguay), 10.75%, 7/1/2025[3]	60,000	64,200
		299,200
Trading Companies & Distributors - 1.0%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 4.45%,
10/1/2025	2,380,000	2,321,784
Air Lease Corp.
3.75%, 6/1/2026	740,000	752,722
3.625%, 4/1/2027[2]	1,050,000	1,040,095
Avolon Holdings Funding Ltd. (Ireland),
3.25%, 2/15/2027[3]	1,090,000	925,870
Fortress Transportation and
Infrastructure Investors LLC
6.50%, 10/1/2025[3]	175,000	164,537
9.75%, 8/1/2027[3]	100,000	103,250
WESCO Distribution, Inc., 7.25%,
6/15/2028[3]	155,000	169,337
		5,477,595
Total Industrials		10,309,971

Information Technology - 0.5%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%,
8/1/2026	100,000	109,788
IT Services - 0.4%
Visa, Inc., 2.70%, 4/15/2040	2,050,000	2,331,642
Semiconductors & Semiconductor Equipment - 0.1%
ams AG (Austria), 7.00%, 7/31/2025[3]	250,000	256,875
Total Information Technology		2,698,305

Materials - 0.1%
Metals & Mining - 0.1%
Alcoa Nederland Holding B.V., 6.125%,
5/15/2028[3]	140,000	151,200
IAMGOLD Corp. (Burkina Faso), 7.00%,
4/15/2025[3]	185,000	192,400
Infrabuild Australia Pty Ltd. (Australia),
12.00%, 10/1/2024[3]	160,000	150,400
Joseph T Ryerson & Son, Inc., 8.50%,
8/1/2028[3]	95,000	103,479
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Mountain Province Diamonds, Inc.
(Canada), 8.00%, 12/15/2022[3]	50,000	$29,500
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022[4,13]	490,000	6,125
Total Materials		633,104

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.80%,
8/15/2029	2,170,000	2,542,503
Crown Castle International Corp.,
3.10%, 11/15/2029	1,000,000	1,115,398
Iron Mountain, Inc., 5.625%, 7/15/2032[3]	110,000	118,112
		3,776,013
Real Estate Management & Development - 0.1%
Five Point Operating Co. LP - Five Point
Capital Corp., 7.875%, 11/15/2025[3]	155,000	149,772
Forestar Group, Inc., 5.00%, 3/1/2028[3]	100,000	100,000
		249,772
Total Real Estate		4,025,785

Utilities - 0.4%
Electric Utilities - 0.3%
Dominion Energy, Inc., 3.375%, 4/1/2030	1,130,000	1,305,923
Talen Energy Supply LLC, 7.625%,
6/1/2028[3]	145,000	151,525
		1,457,448
Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom),
6.625%, 11/1/2025[3]	245,000	255,413
Vistra Operations Co. LLC, 3.70%,
1/30/2027[3]	100,000	105,787
		361,200
Total Utilities		1,818,648
TOTAL CORPORATE BONDS
(Identified Cost $61,298,819)		65,883,723

U.S. TREASURY SECURITIES - 11.1%

U.S. Treasury Bonds - 3.8%
U.S. Treasury Bond, 3.00%, 5/15/2047	8,900,000	12,655,035
U.S. Treasury Inflation Indexed Bond,
2.00%, 1/15/2026	6,756,114	7,961,206
Total U.S. Treasury Bonds
(Identified Cost $18,558,763)		20,616,241

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 7.3%
U.S. Treasury Floating Rate Note, (3 mo.
US Treasury Bill Yield + 0.300%),
0.405%, 10/31/2021[14]	10,303,000	$10,337,139
U.S. Treasury Inflation Indexed Note
0.50%, 4/15/2024	5,199,909	5,520,930
0.125%, 4/15/2025	4,973,026	5,293,197
U.S. Treasury Note, 2.00%, 8/15/2025	16,160,000	17,585,994

Total U.S. Treasury Notes
(Identified Cost $38,241,122)		38,737,260
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $56,799,885)		59,353,501

ASSET-BACKED SECURITIES - 4.2%

Cazenovia Creek Funding II LLC, Series
2018-1A, Class A, 3.561%, 7/15/2030[3]	453,058	449,360
CF Hippolyta LLC, Series 2020-1, Class
A2, 1.99%, 7/15/2060[3]	865,000	874,364
Chesapeake Funding II LLC
Series 2017-2A, Class A1 (Canada),
1.99%, 5/15/2029[3]	1,056,988	1,061,264
Series 2017-4A, Class A1 (Canada),
2.12%, 11/15/2029[3]	456,811	460,024
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[3]	1,431,105	1,490,517
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo.
LIBOR US + 0.850%), 1.025%,
12/17/2036[3,14]	477,009	472,879
Series 2017-SFR2, Class B, (1 mo.
LIBOR US + 1.150%), 1.325%,
12/17/2036[3,14]	390,000	387,313
Navient Private Education Refi Loan
Trust, Series 2020-FA, Class A,
1.22%, 7/15/2069[3]	1,890,000	1,894,133
Nelnet Student Loan Trust, Series 2015-
2A, Class A2, (1 mo. LIBOR US +
0.600%), 0.772%, 9/25/2047[3,14]	2,160,429	2,087,572
Oxford Finance Funding LLC, Series
2020-1A, Class A2, 3.101%,
2/15/2028[3]	1,010,000	1,027,023
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%,
5/17/2036[3]	918,391	951,241
Series 2019-SFR4, Class A, 2.687%,
10/17/2036[3]	1,200,000	1,245,893
SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%,
4/25/2028[3]	470,521	476,045
Series 2019-3, Class A, 2.90%,
5/25/2028[3]	636,514	644,079
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%,
1/25/2041[3]	274,637	$280,823
Series 2018-A, Class A2A, 2.39%,
2/25/2042[3]	69,783	69,871
Series 2018-B, Class A2FX, 3.34%,
8/25/2047[3]	1,060,000	1,097,733
Series 2018-C, Class A1FX, 3.08%,
1/25/2048[3]	412,404	414,791
Series 2020-A, Class A2FX, 2.54%,
5/15/2046[3]	880,000	919,383
Tax Ease Funding LLC, Series 2016-1A,
Class A, 3.131%, 6/15/2028[3]	105,711	105,974
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%,
10/25/2056[3,15]	678,329	690,505
Series 2017-1, Class A1, 2.75%,
10/25/2056[3,15]	908,736	933,894
Series 2019-HY1, Class A1, (1 mo.
LIBOR US + 1.000%), 1.172%,
10/25/2048[3,14]	814,576	810,368
Tricon American Homes
Series 2016-SFR1, Class A, 2.589%,
11/17/2033[3]	832,990	838,299
Series 2017-SFR2, Class A, 2.928%,
1/17/2036[3]	994,483	1,029,489
Series 2020-SFR1, Class A, 1.499%,
7/17/2038[3]	1,650,000	1,660,021
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $21,996,406)		22,372,858

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%

BWAY Mortgage Trust, Series 2015-
1740, Class A, 2.917%, 1/10/2035[3]	2,411,000	2,459,589
CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[3,15]	326,023	335,927
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[3,15]	398,405	412,307
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[3,15]	347,538	356,788
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	557,693	578,588
Fannie Mae-Aces, Series 2017-M15,
Class A1, 2.959%, 9/25/2027[15]	1,269,291	1,384,238
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[3]	1,220,000	1,240,589
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series K014, Class X1 (IO), 1.149%,
4/25/2021[15]	8,698,126	43,689
Series K016, Class X1 (IO), 1.481%,
10/25/2021[15]	3,532,294	49,589

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured
Pass-Through Certificates (continued)
Series K017, Class X1 (IO), 1.286%,
12/25/2021[15]	14,538,317	$177,209
Series K021, Class X1 (IO), 1.413%,
6/25/2022[15]	10,443,603	216,544
Series K030, Class X1 (IO), 0.176%,
4/25/2023[15]	41,837,350	180,402
Series K032, Class X1 (IO), 0.092%,
5/25/2023[15]	26,901,096	80,009
Freddie Mac REMICS
Series 4791, Class BA, 4.00%,
3/15/2044	560,290	572,337
Series 4801, Class BA, 4.50%,
5/15/2044	352,224	357,420
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO),
0.10%, 6/25/2046[3].	74,360,120	145,426
Series 2014-K41, Class B, 3.833%
11/25/2047[3,15]	1,315,000	1,445,180
Series 2014-K715, Class B, 3.982%,
2/25/2046[3,15].	1,279,000	1,289,718
Government National Mortgage
Association, Series 2017-54, Class
AH, 2.60%, 12/16/2056	1,265,340	1,324,628
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo.
LIBOR US + 1.000%), 1.175%,
10/15/2036[3,14]	1,225,000	1,181,967
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%,
3/25/2043[3,15]	257,481	262,397
Series 2013-2, Class A2, 3.50%,
5/25/2043[3,15]	228,179	238,962
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[3,15]	381,727	386,444
Series 2017-3, Class 1A5, 3.50%,
8/25/2047[3,15]	402,705	404,764
Series 2017-6, Class A5, 3.50%,
12/25/2048[3,15]	605,197	613,719
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[3,15]	276,842	295,989
Series 2015-2A, Class A1, 3.75%,
8/25/2055[3,15]	413,580	441,619
Series 2016-4A, Class A1, 3.75%,
11/25/2056[3,15]	444,969	474,367
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[3,15]	833,052	879,078
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%,
2/25/2043[15]	286,731	288,891
Series 2013-6, Class A2, 3.00%,
5/25/2043[15]	1,334,467	1,398,109
Series 2013-7, Class A2, 3.00%,
6/25/2043[15]	333,361	343,347
		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2013-8, Class A1, 3.00%,
6/25/2043[15]		334,684	$344,770
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR
US + 1.470%), 1.645%, 11/15/2027[3,14]		971,430	665,172
Waikiki Beach Hotel Trust, Series 2019-
WBM, Class A, (1 mo. LIBOR US +
1.050%), 1.225%, 12/15/2033[3,14]		1,200,000	1,133,989
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2, 4.393%,
11/15/2043[3]		41,009	41,058
WinWater Mortgage Loan Trust
Series 2015-1, Class A1, 3.50%,
1/20/2045[3,15]		259,821	268,004
Series 2015-3, Class A5, 3.50%,
3/20/2045[3,15]		32,709	32,735
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $21,961,439)			22,345,558

FOREIGN GOVERNMENT BONDS - 1.4%

Canadian Government Bond (Canada),
2.75%, 6/1/2022	CAD	358,000	279,518
Export-Import Bank of Korea (South
Korea), 2.625%, 12/30/2020		4,625,000	4,660,870
Italy Buoni Poliennali Del Tesoro (Italy),
2.45%, 9/1/2050[3]	EUR	620,000	811,909
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	3,112,000	142,017
(Mexico), 6.50%, 6/9/2022	MXN	5,057,000	234,924
(Mexico), 7.75%, 5/29/2031	MXN	972,000	49,992
Mexico Government International Bond
(Mexico), 4.125%, 1/21/2026		200,000	220,000
Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024		700,000	714,022
Saudi Government International Bond
(Saudi Arabia), 2.90%, 10/22/2025		200,000	214,052
TOTAL FOREIGN GOVERNMENT
BONDS
(Identified Cost $7,401,710)			7,327,304

U.S. GOVERNMENT AGENCIES - 5.0%

Mortgage-Backed Securities - 5.0%
Fannie Mae
Pool #888468, UMBS, 5.50%,
9/1/2021		14,332	14,466
Pool #995233, UMBS, 5.50%,
10/1/2021		191	192
Pool #888017, UMBS, 6.00%,
11/1/2021		3,552	3,609

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #995329, UMBS, 5.50%,
12/1/2021	12,067	$12,174
Pool #888136, UMBS, 6.00%,
12/1/2021	4,469	4,552
Pool #888810, UMBS, 5.50%,
11/1/2022	15,391	15,547
Pool #990895, UMBS, 5.50%,
10/1/2023	11,687	12,313
Pool #AD0462, UMBS, 5.50%,
10/1/2024	7,785	8,216
Pool #MA3463, UMBS, 4.00%,
9/1/2033	917,456	971,407
Pool #MA1834, UMBS, 4.50%,
2/1/2034	460,313	504,817
Pool #MA1903, UMBS, 4.50%,
5/1/2034	340,427	373,343
Pool #909786, UMBS, 5.50%,
3/1/2037	80,063	92,211
Pool #889576, UMBS, 6.00%,
4/1/2038	211,062	247,840
Pool #889579, UMBS, 6.00%,
5/1/2038	170,404	200,268
Pool #MA3412, UMBS, 3.50%,
7/1/2038	1,050,134	1,111,354
Pool #995196, UMBS, 6.00%,
7/1/2038	10,370	12,213
Pool #AD0207, UMBS, 6.00%,
10/1/2038	416,004	488,625
Pool #AD0220, UMBS, 6.00%,
10/1/2038	16,167	19,072
Pool #AD0307, UMBS, 5.50%,
1/1/2039	264,862	305,553
Pool #MA0258, UMBS, 4.50%,
12/1/2039	330,136	366,815
Pool #AL1595, UMBS, 6.00%,
1/1/2040	203,494	238,833
Pool #MA4054, UMBS, 2.50%,
6/1/2040	3,401,398	3,574,383
Pool #AL0152, UMBS, 6.00%,
6/1/2040	414,692	485,956
Pool #MA4071, UMBS, 2.00%,
7/1/2040	2,521,057	2,593,652
Pool #MA4072, UMBS, 2.50%,
7/1/2040	1,141,588	1,199,648
Pool #AL0241, UMBS, 4.00%,
4/1/2041	654,053	719,757
Pool #AI5172, UMBS, 4.00%,
8/1/2041	470,658	517,503
Pool #AL1410, UMBS, 4.50%,
12/1/2041	802,908	890,571
Pool #AL7729, UMBS, 4.00%,
6/1/2043	496,195	545,360
Pool #AX5234, UMBS, 4.50%,
11/1/2044	413,066	453,278
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AS4103, UMBS, 4.50%,
12/1/2044	515,708	$566,068
Pool #AZ9215, UMBS, 4.00%,
10/1/2045	366,189	403,581
Pool #BC6764, UMBS, 3.50%,
4/1/2046	485,418	519,107
Pool #BD6997, UMBS, 4.00%,
10/1/2046	550,169	589,068
Pool #BE7845, UMBS, 4.50%,
2/1/2047	360,113	389,643
Pool #AL8674, 5.645%, 1/1/2049	1,049,524	1,230,676
Pool #MA3996, 2.50%, 4/1/2050	1,222,318	1,265,099
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	6,251	6,376
Pool #G12655, 6.00%, 5/1/2022	4,421	4,531
Pool #G12988, 6.00%, 1/1/2023	4,416	4,580
Pool #G13078, 6.00%, 3/1/2023	6,816	7,044
Pool #G13331, 5.50%, 10/1/2023	3,398	3,537
Pool #C91762, 4.50%, 5/1/2034	351,714	385,803
Pool #C91771, 4.50%, 6/1/2034	282,094	309,433
Pool #C91780, 4.50%, 7/1/2034	388,121	425,745
Pool #G03926, 6.00%, 2/1/2038	87,146	102,448
Pool #G04731, 5.50%, 4/1/2038	140,264	161,832
Pool #G08273, 5.50%, 6/1/2038	178,271	205,133
Pool #G04601, 5.50%, 7/1/2038	382,119	438,555
Pool #G04587, 5.50%, 8/1/2038	367,436	422,281
Pool #G05906, 6.00%, 4/1/2040	91,076	106,264
Pool #G60183, 4.00%, 12/1/2044	344,015	369,338
Pool #Q33778, 4.00%, 6/1/2045	529,520	577,101
Pool #QB0098, UMBS, 2.50%,
6/1/2050	2,384,425	2,504,348

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $26,108,421)		26,981,119

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management,
Institutional Shares, 0.71%[16]
(Identified Cost $4,762,074)	4,762,074	4,762,074

TOTAL INVESTMENTS IN SECURITIES 98.8%
(Identified Cost $462,770,881)		526,690,530
TOTAL OPTIONS WRITTEN - (0.0%)*
(Premiums Received $33,798)		(38,700)
TOTAL INVESTMENTS - 98.8%		526,651,830
OTHER ASSETS, LESS LIABILITIES - 1.2%.		6,149,883
NET ASSETS - 100%		$532,801,713

Investment Portfolio - July 31, 2020

(unaudited)

ADR- American Depositary Receipt

CAD- Canadian Dollar

EUR- Euro

IO- Interest only

LIBOR- London Interbank Offered Rate

MXN- Mexican Peso

UMBS- Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[1]	VALUE

Call
PayPal Holdings, Inc.	91	08/07/2020	$195.00	1,784	$(38,220)

Put
Charter Communications, Inc. - Class A	32	08/14/2020	520.00	1,856	(480)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $33,798)					$(38,700)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2A portion of this security is designated as collateral for options contracts written. As of July 31, 2020, the total value of such securities was $13,639,055.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $49,995,142, or 9.4% of the Series’ net assets as of July 31, 2020.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on August 25, 2015 and October 9, 2015 at a cost of $128,250 ($95.00 per share) and cost of $49,225 ($89.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $14,462, or less than 0.1% of the Series’ net assets as of July 31, 2020.

6Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020 and May 28, 2020 at a cost of $132,125 ($94.38 per share), cost of $7,875 ($10.50 per share) and cost of $4,750 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $255, or less than 0.1% of the Series’ net assets as of July 31, 2020.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017 and November 28, 2017 at a cost of $315,000 ($100.00 per share) and cost of $95,950 ($101.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $12,369, or less than 0.1% of the Series’ net assets as of July 31, 2020.

9Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $126,900 ($94.00 per share), cost of $21,375 ($85.50 per share) and cost of $23,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $21,038, or less than 0.1% of the Series’ net assets as of July 31, 2020.

10Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.

11Security is perpetual in nature and has no stated maturity date.

12Illiquid security - This security was acquired on June 18, 2020 and July 28, 2020 at a cost of $200,000 ($100.00 per share) and cost of $35,053 ($100.15 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $235,000, or less than 0.1% of the Series’ net assets as of July 31, 2020.

13Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 10, 2017, May 8, 2020 and May 13, 2020 at a cost of $229,500 ($102.00 per share), cost of $5,038 ($3.25 per share) and cost of $3,450 ($1.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $6,125, or less than 0.1% of the Series’ net assets as of July 31, 2020.

14Floating rate security. Rate shown is the rate in effect as of July 31, 2020.

15Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2020.

16Rate shown is the current yield as of July 31, 2020.

Investment Portfolio - July 31, 2020
(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$40,314,391	$28,083,032	$12,231,359	$—
Consumer Discretionary	46,661,497	40,590,171	6,071,326	—
Consumer Staples	39,227,990	26,769,030	12,458,960	—
Energy	31,367,326	31,367,326	—	—
Financials	24,846,550	23,004,149	1,842,401	—
Health Care	36,058,261	34,809,455	1,248,806	—
Industrials	13,078,367	12,204,866	873,501	—
Information Technology	52,348,437	51,784,753	563,684	—
Materials	12,487,204	12,199,819	287,385	—
Real Estate	21,274,370	21,181,764	92,606	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	86,334,620	—	86,334,620	—
Corporate debt:
Communication Services	13,155,889	—	13,155,889	—
Consumer Discretionary	11,811,733	—	11,811,733	—
Consumer Staples	173,200	—	173,200	—
Energy	11,280,032	—	11,280,032	—
Financials	10,339,455	—	10,339,455	—
Health Care	1,969,243	—	1,969,243	—
Industrials	10,309,971	—	10,309,971	—
Information Technology	366,663	—	366,663	—
Materials	633,104	—	633,104	—
Real Estate	4,025,785	—	4,025,785	—
Utilities	1,818,648	—	1,818,648	—
Asset-backed securities	22,372,858	—	22,372,858	—
Commercial mortgage-backed securities	22,345,558	—	22,345,558	—
Foreign government bonds	7,327,304	—	7,327,304	—
Short-Term Investment	4,762,074	4,762,074	—	—
Total assets	526,690,530	286,756,439	239,934,091	—

Investment Portfolio - July 31, 2020
(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Liabilities:
Other Financial Instruments*:
Equity contracts	$(38,700)	$(38,220)	$(480)	$—
Total liabilities	(38,700)	(38,220)	(480)	—
Total	$526,651,830	$286,718,219	$239,933,611	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.